AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

May 14, 2018

Registration Nos. 2-92633

811-04087

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Post-Effective Amendment No. 202                              [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

Amendment No. 203                    [X]

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code)

(585) 325-6880

Michele T. Mosca

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

It is proposed that this filing will become effective:

/X/ immediately upon filing pursuant to paragraph (b)

/  / on (date) pursuant to paragraph (b)

/  / 60 days after filing pursuant to paragraph (a)(1)

/ / on (date) pursuant to paragraph (a)(1)

/    / 75 days after filing pursuant to paragraph (a)(2)

/    / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/    / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investment Company Shares

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 14th day of May 2018.

Manning & Napier Fund, Inc.
(Registrant)

By /s/ Michele T. Mosca
Michele T. Mosca
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Michele T. Mosca Michele T. Mosca	President, Principal Executive Officer, Director	May 14, 2018
/s/ * Harris H. Rusitzky	Director	May 14, 2018
/s/ * Peter L. Faber	Director	May 14, 2018
/s/ * Stephen B. Ashley	Director	May 14, 2018
/s/ * Paul A. Brooke	Director	May 14, 2018
/s/ * Chester N. Watson	Director	May 14, 2018
/s/ Christine Glavin Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	May 14, 2018

* By: /s/ Christine Glavin

              Christine Glavin

Pursuant to powers of attorney dated November 17, 2016 and January 10, 2017. See Item 28(q) of this Registration Statement.

Exhibit Index

EX-101.ins	XBRL Instance Document
EX-101.sch	XBRL Taxonomy Extension Schema Document
EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.lab	XBRL Taxonomy Extension Labels Linkbase
EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.def	XBRL Taxonomy Extension Definition Linkbase